Tax - Summary of Tabular Form of Taxes Paid Based on Geographical Area (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 189	$ 70	$ 28
Taxes withheld at source	22	16	13
Tax paid per cash flow	211	86	41
China [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	10	3	6
United Kingdom [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	3	(2)	2
United States [member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	165	68
Other Jursidictions [Member]
Disclosure In Tabular Form Of Taxes Paid Based On Geographical Area [Line Items]
Tax paid excluding tax deducted at source	$ 11	$ 1	$ 20